Statement of Changes in Net Assets Available for Benefits - EBP 003	12 Months Ended
Jan. 31, 2026 USD ($)
Contributions:
Company	$ 1,890,883,163
Participant	2,631,933,766
Rollovers	168,631,485
Total contributions	4,691,448,414
Investment income:
Net appreciation in fair value of investments	8,143,564,764
Interest and dividends	253,656,499
Net investment income	8,397,221,263
Interest income on notes receivable from participants	114,779,786
Other, net	12,395,530
Total additions	13,215,844,993
Deductions
Benefits paid to participants	4,881,098,820
Administrative expenses	37,552,981
Fees on notes receivable from participants	8,254,346
Total deductions	4,926,906,147
Net increase	8,288,938,846
Beginning of year	50,782,877,281
End of year	$ 59,071,816,127